Stock-Based Compensation and Employee Benefits - Schedule of Restricted Stock Activity (Detail) - Restricted Shares [Member] - $ / shares	3 Months Ended			12 Months Ended
	Dec. 31, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Unvested Restricted Shares:
Balance at beginning of fiscal year			1,625,477	1,625,477	2,247,565	2,851,824
Granted	12,671	93,696	130,682	237,049	779,154	505,460
Vested				(1,212,472)	(1,228,646)	(1,060,406)
Forfeited				(98,543)	(172,596)	(49,313)
Balance at end of fiscal year	551,511			551,511	1,625,477	2,247,565
Vested Restricted Shares:
Balance at beginning of fiscal year			2,913,207	2,913,207	1,857,157	1,186,968
Vested				1,212,472	1,228,646	1,060,406
Repurchased				(259,249)	(172,596)	(390,217)
Balance at end of fiscal year	3,866,430			3,866,430	2,913,207	1,857,157
Weighted Average Grant Date Fair value per Share
Balance at beginning of fiscal year (in dollars per share)			$ 2.46	$ 2.46	$ 1.22	$ 1.42
Granted (in dollars per share)	$ 25.65	$ 11.25	10.24	11.46	4.09	1.01
Vested (in dollars per share)				2.73	1.43	1.68
Forfeited (in dollars per share)				1.01	1.01	1.01
Balance at end of period (in dollars per share)	5.99			5.99	2.46	1.22
Vested Restricted Shares (per share)
Balance, beginning of period (per share)			$ 1.72	1.72	1.85	2.81
Vested (in dollars per share)				2.73	1.43	1.68
Repurchased (per share)				1.51	1.01	4.30
Balance, end of period (per share)	$ 2.05			$ 2.05	$ 1.72	$ 1.85